UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2017 (unaudited)

Tortoise Select Income Bond Fund

	Principal Amount	Fair Value
Asset Backed Securities - 10.5%(1)
Automotive - 6.3%(1)
AmeriCredit Automobile Receivables Trust
2.410%, 07/08/2022	$20,000	$19,885
Capital Auto Receivables Asset Trust
2.110%, 03/22/2021	15,000	14,961
2.420%, 06/21/2021	10,000	10,015
Ford Credit Auto Owner Trust
1.930%, 04/15/2023	15,000	14,818
GM Financial Automobile Leasing Trust
1.970%, 05/20/2020	10,000	9,931
Santander Drive Auto Receivables Trust
2.760%, 12/15/2022	7,000	7,008
Westlake Automobile Receivables Trust
2.700%, 10/17/2022 (2)	10,000	10,004
		86,622
Credit Cards - 2.3%(1)
Capital One Multi-Asset Execution Trust
1.987% (1 Month LIBOR USD + 0.510%), 09/16/2024 (3)	7,000	7,076
Synchrony Credit Card Master Note Trust
2.620%, 10/15/2025	20,000	20,016
World Financial Network Credit Card Master Trust
1.980%, 08/15/2023	5,000	4,944
		32,036
Whole Business - 1.9%(1)
TGIF Funding, LLC
6.202%, 04/30/2047 (2)	24,750	25,284
Total Asset Backed Securities
(Cost $143,218)		143,942

Corporate Bonds - 38.7%(1)
Aerospace and Defense - 0.4%(1)
Hexcel Corp.
3.950%, 02/15/2027	5,000	5,107
Airlines - 0.7%(1)
Spirit Airlines Pass Through Trust
3.375%, 08/15/2031	5,000	5,017
US Airways
3.950%, 05/15/2027	3,863	4,035
		9,052
Automotive - 0.9%(1)
Delphi Jersey Holdings PLC
5.000%, 10/01/2025 (2)(4)	2,000	2,030
Hyundai Capital America
2.750%, 09/18/2020 (2)	10,000	9,935
		11,965
Banks - 6.7%(1)
Bank of America Corp.
2.881%, 04/24/2023	5,000	5,010
Bank of Montreal
3.803%, 12/15/2032 (4)	5,000	4,950
Bank of New York Mellon Corp.
2.661%, 05/16/2023	5,000	5,000

Citigroup, Inc.
3.887%, 01/10/2028	5,000	5,181
Goldman Sachs Group, Inc.
3.500%, 11/16/2026	10,000	10,069
JPMorgan Chase & Co.
3.782%, 02/01/2028	10,000	10,375
Macquarie Group Ltd.
3.189%, 11/28/2023 (2)(4)	5,000	4,965
Morgan Stanley
3.591%, 07/22/2028	10,000	10,104
Regions Financial Corp.
2.750%, 08/14/2022	5,000	4,990
Santander Holdings USA, Inc.
4.400%, 07/13/2027 (2)	10,000	10,246
Toronto-Dominion Bank
3.625%, 09/15/2031 (4)	10,000	9,990
Wells Fargo & Co.
3.069%, 01/24/2023	10,000	10,081
		90,961
Building Materials & Home Builders - 1.4%(1)
Eagle Materials, Inc.
4.500%, 08/01/2026	10,000	10,475
Lennar Corp.
4.750%, 11/29/2027 (2)	2,000	2,070
Mattamy Group Corp.
6.500%, 10/01/2025 (2)(4)	2,000	2,125
US Concrete, Inc.
6.375%, 06/01/2024	4,000	4,310
		18,980
Chemicals - 0.9%(1)
Chemours Co.
6.625%, 05/15/2023	5,000	5,313
Tronox Finance PLC
5.750%, 10/01/2025 (2)(4)	2,000	2,060
Westlake Chemical Corp.
4.375%, 11/15/2047	5,000	5,214
		12,587
Consumer Discretionary - 0.7%(1)
Amazon.com, Inc.
3.150%, 08/22/2027 (2)	10,000	10,035
Consumer Staples - 1.7%(1)
Albertsons Companies LLC
5.750%, 03/15/2025	2,000	1,814
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	5,000	5,818
Flowers Foods, Inc.
3.500%, 10/01/2026	5,000	4,913
Smithfield Foods, Inc.
4.250%, 02/01/2027 (2)	10,000	10,281
		22,826
Diversified Financial Services - 1.5%(1)
Ares Capital Corp.
3.500%, 02/10/2023	5,000	4,932
Freedom Mortgage Corp.
8.125%, 11/15/2024 (2)	2,000	2,042
International Lease Finance Corp.
5.875%, 08/15/2022	10,000	11,104
Park Aerospace Holdings Ltd.
5.250%, 08/15/2022 (2)(4)	3,000	2,992
		21,070

Energy - 6.9%(1)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.250%, 01/15/2025	5,000	5,265
4.250%, 12/01/2027	5,000	5,053
Continental Resources Inc.
4.375%, 01/15/2028 (2)	2,000	1,977
DCP Midstream Partners LP
7.375%, 06/15/2023	2,000	1,988
Enable Midstream Partners LP
3.900%, 05/15/2024	10,000	10,075
Enbridge Energy Partners LP
7.500%, 04/15/2038	5,000	6,491
Energy Transfer Partners LP
6.250%, 05/15/2023	2,000	1,946
EQT Corp.
3.900%, 10/01/2027	5,000	4,981
Genesis Energy LP / Genesis Energy Finance Corp.
6.250%, 05/15/2026	2,000	1,997
Hess Corp.
7.875%, 10/01/2029	5,000	6,246
HollyFrontier Corp.
5.875%, 04/01/2026	5,000	5,572
Murphy Oil Corp.
6.875%, 08/15/2024	2,000	2,140
NuStar Logistics LP
5.625%, 04/28/2027	3,000	3,060
Oasis Petroleum, Inc.
6.875%, 01/15/2023	2,000	2,052
Plains All American Pipeline LP / PAA Finance Corp.
6.650%, 01/15/2037	10,000	11,451
Ruby Pipeline LLC
6.000%, 04/01/2022 (2)	4,735	4,996
SemGroup Corp / Rose Rock Finance Corp.
5.625%, 11/15/2023	3,000	2,940
SemGroup Corp.
7.250%, 03/15/2026 (2)	2,000	2,055
SM Energy Co.
5.625%, 06/01/2025	3,000	2,925
Southwestern Energy Co.
7.500%, 04/01/2026	3,000	3,191
Summit Midstream Partners LP
9.500%, 06/15/2025	1,000	1,015
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 09/15/2024 (2)	2,000	2,062
TransCanada Trust
5.300%, 03/15/2077 (4)	5,000	5,166
		94,644
Gaming & Lodging - 1.4%(1)
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.250%, 10/15/2025 (2)	2,000	2,020
Eldorado Resorts, Inc.
6.000%, 04/01/2025	2,000	2,100
Penn National Gaming, Inc.
5.625%, 01/15/2027 (2)	3,000	3,120
Scientific Games International, Inc.
7.000%, 01/01/2022 (2)	2,000	2,113
Wyndham Worldwide Corp.
4.500%, 04/01/2027	10,000	10,180
		19,533

Healthcare - 2.2%(1)
Community Health Systems, Inc.
6.250%, 03/31/2023	2,000	1,810
HCA, Inc.
5.375%, 02/01/2025	2,000	2,075
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,000	5,417
Magellan Health, Inc.
4.400%, 09/22/2024	5,000	5,040
SSM Health Care Corp.
3.823%, 06/01/2027	5,000	5,191
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/01/2026 (4)	5,000	4,136
THC Escrow Corp III
5.125%, 05/01/2025 (2)	2,000	1,957
Valeant Pharmaceuticals International, Inc.
9.000%, 12/15/2025 (2)(4)	2,000	2,089
WellCare Health Plans, Inc.
5.250%, 04/01/2025	2,000	2,115
		29,830
Industrial - 0.4%(1)
Herc Rentals, Inc.
7.500%, 06/01/2022 (2)	2,000	2,165
United Rentals North America, Inc.
5.750%, 11/15/2024	3,000	3,169
		5,334
Insurance - 3.5%(1)
Anthem, Inc.
4.375%, 12/01/2047	5,000	5,339
Athene Global Funding
4.000%, 01/25/2022 (2)	5,000	5,162
Farmers Insurance Exchange
4.747%, 11/01/2057 (2)	10,000	10,053
Guardian Life Insurance Company of America
4.875%, 06/19/2064 (2)	5,000	5,688
Mercury General Corp.
4.400%, 03/15/2027	5,000	5,151
Pacific Life Insurance Co.
4.300%, 10/24/2067 (2)	10,000	10,056
Transatlantic Holdings, Inc.
8.000%, 11/30/2039	5,000	6,925
		48,374
Manufacturing - 1.3%(1)
CNH Industrial NV
3.850%, 11/15/2027 (4)	5,000	4,996
Meritor, Inc.
6.250%, 02/15/2024	2,000	2,115
Trinity Industries, Inc.
4.550%, 10/01/2024	10,000	10,004
		17,115
Materials - 0.2%(1)
Hudbay Minerals, Inc.
7.625%, 01/15/2025 (2)(4)	3,000	3,300
Media - 1.3%(1)
AMC Networks, Inc.
5.000%, 04/01/2024	3,000	3,045
Discovery Communications LLC
5.200%, 09/20/2047	5,000	5,239
Gray Television, Inc.
5.875%, 07/15/2026 (2)	2,000	2,055
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (2)	2,000	2,068
Time Warner Cable LLC
6.550%, 05/01/2037	5,000	5,897
		18,304

Paper & Packaging - 0.8%(1)
Berry Plastics Corp.
5.125%, 07/15/2023	3,000	3,131
Fibria Overseas Finance Ltd.
5.500%, 01/17/2027 (4)	5,000	5,375
Multi-Color Corp.
4.875%, 11/01/2025 (2)	2,000	2,013
		10,519
Real Estate - 1.3%(1)
CyrusOne LP / CyrusOne Finance Corp.
5.000%, 03/15/2024 (2)	2,000	2,080
Hudson Pacific Properties LP
3.950%, 11/01/2027	5,000	4,984
Kilroy Realty LP
4.250%, 08/15/2029	5,000	5,184
Physicians Realty LP
4.300%, 03/15/2027	5,000	5,097
		17,345
Technology - 2.0%(1)
Apple, Inc.
3.000%, 02/09/2024	5,000	5,068
Dell International LLC / EMC Corp.
6.020%, 06/15/2026 (2)	5,000	5,522
First Data Corp.
5.750%, 01/15/2024 (2)	3,000	3,116
Oracle Corp.
3.250%, 11/15/2027	5,000	5,091
Xerox Corp.
3.625%, 03/15/2023	5,000	4,883
Zayo Group LLC / Zayo Capital, Inc.
6.375%, 05/15/2025	3,000	3,184
		26,864
Telecommunications - 1.6%(1)
AT&T, Inc.
4.900%, 08/14/2037	10,000	10,157
Motorola Solutions, Inc.
5.500%, 09/01/2044	10,000	10,191
T-Mobile USA, Inc.
6.375%, 03/01/2025	2,000	2,145
		22,493
Utilities - 0.9%(1)
AES Corp.
4.875%, 05/15/2023	2,000	2,047
NRG Energy, Inc.
6.250%, 05/01/2024	5,000	5,263
Tri-State Generation & Transmission Association, Inc.
4.250%, 06/01/2046	5,000	5,142
		12,452
Total Corporate Bonds
(Cost $520,196)		528,690

Mortgage Backed Securities - 25.4%(1)
Commercial - 5.7%(1)
COMM Mortgage Trust
4.243%, 02/10/2049	15,000	15,807
GS Mortgage Securities Trust
4.662%, 09/12/2047	10,000	10,218
JPMBB Commercial Mortgage Securities Trust
4.559%, 09/17/2047 (5)	15,000	15,110
JPMorgan Chase Commercial Mortgage Securities Trust
4.052%, 01/18/2046 (5)	14,000	14,653
Morgan Stanley Bank of America Merrill Lynch Trust
4.594%, 01/15/2049 (5)	10,000	10,374
UBS Commercial Mortgage Trust
4.588%, 12/16/2050	12,000	12,011
		78,173
U.S. Government Agency - 19.7%(1)
Federal Home Loan Mortgage Corporation
3.500%, 04/01/2037	5,576	5,783
4.500%, 08/01/2046	37,080	39,423
3.500%, 02/01/2047	39,988	41,140
4.000%, 02/01/2047	16,944	17,728
4.500%, 05/01/2047	17,557	18,668
4.000%, 07/01/2047	15,607	16,330
4.500%, 09/01/2047	10,711	11,391
4.000%, 10/01/2047	2,954	3,091
3.000%, 08/25/2056	13,594	13,596
Federal National Mortgage Association
3.500%, 02/01/2036	7,987	8,313
3.500%, 05/01/2036	32,447	33,772
4.000%, 10/01/2046	48,860	51,141
4.000%, 06/01/2047	8,562	8,964
		269,340
Total Mortgage Backed Securities
(Cost $347,289)		347,513

U.S. Government Securities - 24.9%(1)
U.S. Treasury Bonds
1.590% (3 Month US Treasury Money Market Yield + 0.140%), 01/31/2019 (3)	40,000	40,068
1.750%, 11/30/2019	140,000	139,664
1.750%, 11/15/2020	40,000	39,775
0.125%, 04/15/2022 (6)	39,556	39,286
2.000%, 10/31/2022	27,000	26,769
2.125%, 09/30/2024	15,000	14,814
0.375%, 07/15/2027 (6)	28,234	28,093
2.250%, 08/15/2027	3,000	2,958
2.250%, 11/15/2027	7,000	6,902
2.750%, 08/15/2047	3,000	3,005
Total U.S. Government Securities
(Cost $341,836)		341,334

	Shares	Fair Value
Preferred Stock - 0.8%(1)
Banks - 0.8%(1)
CoBank ACB, 6.250%, Series F
(Cost $10,925)	100	$11,175

Total Investments - 100.3%(1)
(Cost $1,363,464)		1,372,654
Liabilities in Excess of Other Assets, Net - (0.3)%(1)		(3,892)
Total Net Assets - 100.0%(1)		$1,368,762

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser.  As of December 31, 2017, the value of this investment was $169,736 or 12.4% of total net assets.

(3)	Variable rate security - The rate shown is the rate in effect as of December 31, 2017.
(4)	The Fund had $54,174 or 4.0% of net assets in foreign securities as of December 31, 2017.
(5)	Variable rate security - The coupon is based on an underlying pool of loans.
(6)
U.S. Treasury inflation protected securities ("Tips"). Tips are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$143,942	$-	$143,942
Corporate Bonds	-	528,690	-	528,690
Mortgage Backed Securities	-	347,513	-	347,513
U.S. Government Securities	-	341,334	-	341,334
Preferred Stock	-	11,175	-	11,175
Total Investments	$-	$1,372,654	$-	$1,372,654

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  February 28, 2018

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                               Brian R. Wiedmeyer, Treasurer

Date  February 28, 2018